6. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Exploration and Evaluation Assets (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of Morrison Claims Exploration and Evaluation Assets

Morrison claims, Canada	2019	2018	2017

Balance, beginning of year	$ 24,864,119	$ 24,821,100	$ 24,585,706

Exploration and evaluation costs
Additions
Assays	-	7,000	-
Staking and recording	-	369	4,031
Environmental
Sub-contracts and labour	-	8,720	30,029
Supplies and general	-	-	7,878
Travel	-	842	5,586
Metallurgical
Assays	-	-	184
Scoping/Feasibility study
Geological and geophysical	-	-	86,643
Sub-contracts and labour	6,000	18,088	45,043
Sub-contracts and labour - related parties	-	8,000	56,000

Total Exploration and evaluation costs for the year	$ 6,000	$ 43,019	$ 235,394

Balance, end of year	$ 24,870,119	$ 24,864,119	$ 24,821,100